NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Schedule of Reclassifications) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total Revenues	$ 2,644,288	$ 1,439,316	$ 15,012,366	$ 8,259,917
Total Cost of Revenues	2,107,116	1,217,250	10,264,263	6,220,373
GROSS MARGIN	537,172	222,066	4,748,103	2,039,544
Sales and marketing	307,577	283,894	1,337,186	1,233,851
Research and development	404,885	436,717	1,651,064	2,515,630
Administration	1,971,508	2,143,073	8,625,002	5,747,014
Total Operating Expenses	2,683,970	2,863,684	11,613,252	9,496,495
LOSS FROM OPERATIONS	(2,146,798)	(2,641,618)	(6,865,149)	(7,456,951)
Previously Reported [Member]
Product Information [Line Items]
Total Revenues				8,259,917
Total Cost of Revenues				10,819,087
GROSS MARGIN				(2,559,170)
Sales and marketing				1,233,851
Research and development				251,563
Administration				3,412,367
Total Operating Expenses				4,897,781
LOSS FROM OPERATIONS				(7,456,951)
Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues				8,259,917
Total Cost of Revenues				6,220,373
GROSS MARGIN				2,039,544
Sales and marketing				1,233,851
Research and development				2,515,630
Administration				5,747,014
Total Operating Expenses				9,496,495
LOSS FROM OPERATIONS				(7,456,951)
Product [Member]
Product Information [Line Items]
Total Revenues	1,827,764	783,269	11,190,292	5,871,666
Total Cost of Revenues	1,767,209	865,488	8,376,649	4,728,197
Product [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Revenues				5,871,666
Total Cost of Revenues				7,151,276
Product [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues				5,871,666
Total Cost of Revenues				4,728,197
Service, Other [Member]
Product Information [Line Items]
Total Revenues	816,524	656,047	3,822,074	2,388,251
Total Cost of Revenues	$ 339,907	$ 351,762	$ 1,887,614	1,492,176
Service, Other [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Revenues				2,388,251
Total Cost of Revenues				1,369,985
Service, Other [Member] | Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Total Revenues				2,388,251
Total Cost of Revenues				1,492,176
Overhead [Member] | Previously Reported [Member]
Product Information [Line Items]
Total Cost of Revenues				$ 2,297,826